Filed under Rules 497(e) and 497(k)

Registration Nos. 002-83631

VALIC Company I

(the “Fund”)

Dividend Value Fund

Supplement dated February 1, 2021

to the Fund’s Summary Prospectus and Prospectus dated

October 1, 2020, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Fund Summary: Dividend Value Fund – Investment Adviser,” in the table under the heading “Portfolio Managers,” the information pertaining to Andrew Sheridan is deleted.

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadviser,” the second paragraph under “SunAmerica Asset Management, LLC. (“SunAmerica”)” is deleted and replaced with the following:

A portion of the assets of the Dividend Value Fund is managed by a team consisting of Timothy Pettee, Jane Algieri and Timothy Campion, with Mr. Pettee serving as team leader. Mr. Pettee, Senior Vice President and Chief Investment Strategist, joined SunAmerica in 2003. Mr. Sheridan joined SunAmerica in 2003, and is Senior Portfolio Manager. While at SunAmerica he also served as an equity research analyst. Prior to joining SunAmerica, he worked as an analyst in the research department at U.S. Trust and was in the market research division of Greenwich Associates. Ms. Bayar Algieri joined SunAmerica in 2004 and is a Vice President and Portfolio Manager in the Investment Department. Prior to her current role, she served as an investment analyst for both equity and fixed income portfolios. Ms. Bayar Algieri received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business. Her investment experience dates from 2004. Mr. Campion is a Senior Vice President and Portfolio Manager at SunAmerica. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SunAmerica in 2012. Prior to joining SunAmerica, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rules 497(e) and 497(k)

Registration Nos. 002-83631

VALIC Company I

(the “Fund”)

Dynamic Allocation Fund

Supplement dated February 1, 2021

to the Fund’s Summary Prospectus and Prospectus dated

October 1, 2020, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Fund Summary: Dynamic Allocation Fund – Investment Adviser,” in the table under the heading “Portfolio Managers,” references to Douglas Loeffler are hereby deleted and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Andrew Sheridan Lead Portfolio Manager.	2021

Additionally, in the section of the Prospectus entitled “Management,” under the heading “Information about the Subadviser,” the second paragraph under “SunAmerica Asset Management, LLC. (“SunAmerica”)” is deleted and replaced with the following:

Dynamic Allocation Fund is managed by Andrew Sheridan and Manisha Singh, CFA. Mr. Sheridan joined SunAmerica in 2003, and is Lead Portfolio Manager. While at SunAmerica he also served as an equity research analyst. Prior to joining SunAmerica, he worked as an analyst in the research department at U.S. Trust and was in the market research division of Greenwich Associates. Mr. Sheridan received his B.A. from St. Lawrence University and his M.B.A. from the Anderson School of Management at the University of California at Los Angeles. His investment experience dates from 1999. Ms. Singh joined AIG in 2017 as Co-Portfolio Manager for Asset Allocation fund-of-funds. Prior to joining AIG, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of asset allocation portfolios (discretionary wrap accounts), and a senior manager research analyst for unaffiliated mutual funds, exchange traded funds and separately managed accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Dividend Value Fund

Dynamic Allocation Fund

(the “Fund”)

Supplement dated February 1, 2021

to the Funds’ Statement of Additional Information (“SAI”)

dated October 1, 2020, as supplemented and amended to date

Effective immediately, all references to Douglas Loeffler are hereby deleted from the SAI. Additionally, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” references to Andrew Sheridan are removed with respect to the Dividend Value Fund, and the following information is added with respect to the Dynamic Allocation Fund.

Advisers/ Subadviser	Portfolio Managers	Other Accounts
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
SunAmerica	Sheridan, Andrew	10	5,568	0	0	0	0

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.